Submission	Jun. 05, 2025
Submission [Line Items]
Central Index Key	0001073404
Registrant Name	GERDAU S.A.
Registration File Number	333-287733
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES